Note 2 - Basis of Presentation and Significant Accounting Policies - Inventory (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finished goods	$ 369,227	$ 384,241	$ 273,135
Packaging materials	485,840	416,663	95,436
Work in progress	633,473	864,460	613,063
Raw materials	752,130	307,515	470,263
Total inventory	$ 2,240,670	$ 1,972,879	$ 1,451,897